Stock Award (Details) ¥ in Millions												12 Months Ended
	Jun. 18, 2024 shares	Sep. 18, 2023 shares	Jul. 12, 2023 shares	Jul. 01, 2023 shares	May 25, 2023 shares	May 15, 2023 shares	May 05, 2023 shares	Apr. 29, 2023 shares	Jan. 10, 2023 shares	May 10, 2022 shares	May 15, 2020 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 28, 2023 shares
Stock Award [Line Items]
Restricted common stock					300,000
Net profit												$ 21,719,613	¥ 150
Annual net profit												$ 7,239,871	¥ 50
Incentive shares												5,957,811	5,957,811
Net profit percentage												60.00%	60.00%
Maximum equity awards shares																5,957,811
Number of restricted shares												1,985,937	1,985,937	1,985,937
Employee stock award expenses (in Dollars) | $												$ 1,584,443		$ 3,476,058	$ 1,231,566
Restricted Stock [Member]
Stock Award [Line Items]
Restricted common stock			3,951,368
Mr. Henry Yu [Member]
Stock Award [Line Items]
Restricted common stock												5,000	5,000
Mr. Jerry Lewin [Member]
Stock Award [Line Items]
Restricted common stock												5,000	5,000
Ms. Kewa Luo [Member]
Stock Award [Line Items]
Shares of common stock												2,500	2,500
Mr. Jehn Ming Lim [Member]
Stock Award [Line Items]
Shares of common stock						10,000					6,000
Dr. Xueqin Dong [Member]
Stock Award [Line Items]
Shares of common stock									20,000
Management Members and Employees [Member]
Stock Award [Line Items]
Shares of common stock granted	500,000			588,019			588,019	588,019		238,600
Equity Incentive Agreement [Member]
Stock Award [Line Items]
Net profit percentage												60.00%	60.00%
2008 Plan [Member] | Restricted Stock [Member]
Stock Award [Line Items]
Number of restricted shares		5,957,811
2008 Plan [Member] | General and Administrative Expense [Member]
Stock Award [Line Items]
Employee stock award expenses (in Dollars) | $												$ 5,530,081		$ 6,500,743	$ 694,810